SCHEDULE OF REVENUE AND COST BY MAJOR REVENUE TYPE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting [Line Items]
Revenue	$ 8,935,021	$ 19,275,673	$ 13,464,430
Cost of Sales	10,856,424	17,596,008	10,695,826
Soil And Rock Transportation [Member]
Segment Reporting [Line Items]
Revenue	7,075,782	10,668,170	8,436,223
Cost of Sales	8,351,402	9,897,110	6,888,147
Miscellaneous Construction Works [Member]
Segment Reporting [Line Items]
Revenue	1,859,239	8,607,503	5,028,207
Cost of Sales	$ 2,505,022	$ 7,698,898	$ 3,807,679